Debt - Related Parties (Details) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total		$ 742	$ 1,329
Promissory note - related party [Member]
Related Party Transaction [Line Items]
Total	[1]		50
Promissory note #1- CEO [Member]
Related Party Transaction [Line Items]
Total	[2]	$ 25	62
Promissory note #2 - CEO [Member]
Related Party Transaction [Line Items]
Total	[3]	$ 717	$ 1,217

[1]	Unsecured note payable to former shareholder bearing interest at 5% per annum, with monthly principal and interest payments beginning in November 2014, maturing in November 2016. Note was paid in full in March 2016.
[2]	Note payable to the Company's Chief Executive Officer (CEO), Randy May. On November 30, 2015, after monthly payments were being made, and additional amounts funded in March 2015 and May 2015 totaling $600, the Company combined these amounts into a new one year promissory note in the amount of $3,197 due November 30, 2016. Payments of $37 were made on this note in the first quarter of 2016.
[3]	Note payable with the Company's CEO commencing November 30, 2015 at an interest rate of 6% per annum (see note b). The beginning principal balance of $3,197 was reduced by $1,980 on December 31, 2015 in exchange for 1,100 shares of Ecoark Series A General Common Shares that were Treasury Shares owned by the Company. The remaining principal balance matures in November 2016. Payments of $500 were made on this note in the first quarter of 2016.